Related Party Transactions (Global Diversified Holdings, Inc.)	9 Months Ended	12 Months Ended
	Sep. 30, 2018	Dec. 31, 2017
Global Diversified Holdings, Inc. [Member]
Related Party Transactions

NOTE 4 – RELATED PARTY TRANSACTIONS

During the three and nine months ended September 30, 2018, the Company incurred consulting fees of $37,500 and $127,500, respectively, related to services provided to it by its shareholder. During the three and nine months ended September 30, 2017, the Company incurred consulting fees of $45,000 and $91,100, respectively, related to services provided to it by its shareholder

NOTE 4 – RELATED PARTY TRANSACTIONS

During the years ended December 31, 2017 and 2016, the Company incurred consulting fees of $127,500 and $104,071, respectively, related to services provided to it by its shareholder.